STOCKHOLDERS' EQUITY (DEFICIT) (Details)		1 Months Ended	12 Months Ended
	Jul. 22, 2022 D Vote $ / shares shares	Aug. 31, 2022 shares	Dec. 31, 2022 Vote shares	Dec. 31, 2021 shares
STOCKHOLDERS' EQUITY (DEFICIT)
Total number of authorized shares	2,006,140,000
Par value per share | $ / shares	$ 0.0001
Preferred stock, shares authorized	1,000,000		1,000,000.0	1,000,000.0
Sponsor side letter
STOCKHOLDERS' EQUITY (DEFICIT)
Stock conversion, VWAP trigger, Number of trading days | D	30
Stock conversion, VWAP trigger, Number of consecutive trading days | D	20
Class A common stock
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock, shares authorized	2,000,000,000		2,000,000,000.0	2,000,000,000.0
Common stock, votes per share | Vote	1
Number of shares converted to Class A common stock		5,140,000
Issuance of common stock upon vesting of Earn-out shares (in shares)		58,999,956
Class B common stock
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock, shares authorized	5,140,000		5,100,000	5,100,000
Common stock, votes per share | Vote			1
Series B-1 common stock | Sponsor side letter
STOCKHOLDERS' EQUITY (DEFICIT)
Number of Restricted Sponsor shares into which Sponsor Shares are to be converted into	2,570,000
Stock conversion, VWAP trigger | $ / shares	$ 12.50
Series B-2 common stock | Sponsor side letter
STOCKHOLDERS' EQUITY (DEFICIT)
Number of Restricted Sponsor shares into which Sponsor Shares are to be converted into	2,570,000
Stock conversion, VWAP trigger | $ / shares	$ 15.00